Shareholders Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands			12 Months Ended
	Dec. 22, 2017 BRL (R$) shares	Dec. 22, 2017 USD ($) shares	Dec. 31, 2017 BRL (R$) Vote shares	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 BRL (R$) shares	Dec. 31, 2016 $ / shares
Disclosure of classes of share capital [line items]
Share capital | R$			R$ 5,328			R$ 5,328
Shares of common stock without par value			174,355,341		174,355,341
Treasury shares	22,025,248	22,025,248
Share price | $		$ 9.65
Payments to redeem entity's shares	R$ 707,770	$ 212,544,000	R$ 780,931	R$ 12,186
Class A and BDRs [member]
Disclosure of classes of share capital [line items]
Number of votes per share | Vote			1
Treasury shares			27,488,204		27,488,204
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares authorized			188,886,360		188,886,360
Shares par value | $ / shares					$ 0.01
Class B1 shares [member]
Disclosure of classes of share capital [line items]
Number of votes per share | Vote			10
Class A and / BDRs [member]
Disclosure of classes of share capital [line items]
Amount of shares authorized | $					$ 11,889,000
Shares authorized			1,000,000,000		1,000,000,000
Shares par value | $ / shares					$ 0.01
Class A treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares			27,488,204		27,488,204	5,996,502
Market value per share | $ / shares					$ 9.70		$ 7.51